3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1.	Consolidation: includes the BRF’s individual financial statements and the financial statements from subsidiaries where BRF has direct or indirect control. All transactions and balances between BRF and its subsidiaries have been eliminated upon consolidation, as well as the unrealized profits or losses arising from transactions between the Company and its subsidiaries. Non-controlling interest is presented separately.

3.2.	Functional currency and foreign currency transactions: the financial statements of each subsidiary included in consolidation are prepared using the currency of the main economic environment where it operates.

The financial statements of foreign subsidiaries are translated into Brazilian Reais in accordance with their functional currency using the following criteria:

Foreign subsidiaries with functional currency – Argentine Peso, Thailand Bath, Chilean Peso, United Arab Emirates Dirham, Euro, Forint Hungary, Hong Kong Dollar, Kuwait Dinar, Oman Riyal, Pound Sterling, South African Rand, Renminbi Yuan China, Ringgit Malaysia, Riyal Saudi Arabia, Riyal Qatar, Romanian Leu, Ruble Russia, Singapore Dollar, Turkish Lira, Uruguayan Peso, U.S. Dollar, Vietnamese Dong, Won South Korea and Yen.

·	Assets and liabilities are translated at the exchange rate in effect at year-end;

·	Statement of income accounts are translated based on the monthly average rate; and

·	The cumulative effects of gains or losses upon translation are recognized as Accumulated Foreign Currency Translation Adjustments component of other comprehensive income.

Foreign subsidiaries with functional currency – Brazilian Reais

·	Non-monetary assets and liabilities are translated at the historical rate of the transaction;

·	Monetary assets and liabilities are translated at the exchange rate in effect at year-end;

·	Statement of income accounts are translated based on monthly average rate;

·	The cumulative effects of gains or losses upon translation of monetary assets and liabilities are recognized in the statement of income; and

·	The cumulative effects of gains or losses upon translation of non-monetary assets and liabilities are recognized in the other comprehensive income.

Goodwill arising from business combination with entities in foreign market is expressed in the functional currency of that entity and converted by the closing exchange rate for the reporting currency of the of the acquirer, with the effects recognized in other comprehensive income.

The accounting policies have been consistently applied by all subsidiaries included in consolidation, with the exception of the adoption of new accounting standards as discloses in notes 3.7 and 3.27.

3.3.	Investments: investments in associates and joint ventures are initially recognized at cost and adjusted thereafter for the equity method. In the investments in associates, the Company must have significant influence, which is the power to participate in the financial and operating policy decisions of the investee, without having its control or joint control of those policies. In investments in joint ventures there is a contractually agreed sharing of control through an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

3.4.	Business combinations: are accounted for using the purchase method. The cost of an acquisition is the sum of the consideration paid, evaluated based on the fair value at acquisition date, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. Costs directly attributable to the acquisition are accounted for as an expense when incurred.

When the investment has simply been moved from one part of the group to another, the acquirer in a common control transaction use book value (carry-over basis) accounting.

When acquiring a business, management evaluate the assets acquired and the liabilities assumed in order to classify and allocate them assessing the terms of the agreement, economic circumstances and other conditions at the acquisition date.

Goodwill is initially measured as the excess of the consideration paid over the fair value of the net assets acquired.

After initial recognition, goodwill is measured at cost, net of any accumulated impairment losses. For purposes of impairment testing, the goodwill recognized in a business combination, as from the acquisition date, is allocated to each of the Company’s cash generating units.

3.5.	Segment information: an operating segment is a component of the Company that carries out business activities from which it can obtain revenues and incur expenses. The operating segments reflect how the Company’s management reviews financial information to make decisions. The Company’s management has identified reportable segments, which meet the quantitative and qualitative disclosure requirements. The segments identified for disclosure represent mainly sales channels, being, Brazil, Halal (predominantly Islamic markets, including Turkey, North of Africa, Gulf Cooperation Council (GCC) and Malaysia) and International (Japan, Korea, China, Hong Kong, Singapore, Eurasia, Africa and Americas). The information according to the characteristics of the products is also presented, based on their nature, as follows: poultry, pork and others, processed and other sales.

3.6.	Cash and cash equivalents: include cash on hand, bank deposits and highly liquid investments in fixed-income funds and/or securities with maturities, upon acquisition, of 90 days or less, which are readily convertible into known amounts of cash and subject to insignificant risk of change in value. The investments classified in this group, due to their nature, are measured at fair value through the profit and loss.

3.7.	Financial instruments: The Company adopted IFRS 9 Financial Instruments in replacement of IAS 39 Financial Instruments: Recognition and measurement from January 01, 2018. The changes in accounting policies and its impacts to the financial statements are described below:

Classification of Financial Assets

IFRS 9 contains a new classification and measurement approach for financial assets which contains three principal classification categories: measured at amortized cost, fair value through other comprehensive income (FVOCI) and fair value through profit and loss (FVTPL). The standard eliminates the IAS 39 categories of held to maturity, held for trading, loans and receivables and available for sale.

This change did not cause any retrospective impact in the measurement of the Company’s financial assets. Prospectively, for equity instruments measured at FVOCI, when settled or transferred, the gains and losses accumulated in other comprehensive income no longer affect income statement, being immediately reclassified to accumulated profits or losses, in equity.

The classification of financial assets is based on individual characteristics of the instrument and the business model of the portfolio in which it is contained. For already existent financial instruments on January 01, 2018, the Company has considered the categories on the following manner:

(i)       Financial assets held to maturity and loans and receivables were transferred to the amortized cost category;

(ii)       Financial assets held for trading were transferred to the FVTPL classification;

(iii)       Financial assets available for sale were transferred to the FVOCI classification;

The charts related to financial instruments in notes 4 and 7 now follow the categories described above.

Hedge accounting

The Company has chosen to apply the new hedge accounting requirements of IFRS 9. The standard requires that hedge accounting relationships are aligned with the Company’s risk management objectives and strategy, the application of a more qualitative and forward-looking approach to assessing hedge effectiveness and prohibits voluntary discontinuation of hedge accounting.

For financial instruments designated into cash flow hedge relations, the Company has begun to account for the time value of purchased options, the forward element of forward contracts and foreign currency basis spreads as cost of hedging, into other comprehensive income. When the instrument is terminated, the costs of hedge are reclassified to the income statement together with the intrinsic values of the instrument.

The categories and designation models for hedge accounting remain unchanged.

Impairment of Financial Assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with a forward-looking ‘expected credit loss’ model. This model is applicable to financial assets measured at amortized cost or at FVOCI, except for equity instruments.

For financial investments and cash and equivalents, the Company did not have any relevant impact on credit losses, due to the elevated ratings of its counterparties.

For trade receivables and notes receivables, the Company has elected the practical expedient of the aging-based provision matrix in the item B5.5.35 of IFRS 9, with the appropriate groupings of the receivables.

The Company prepared a study of historical losses and recoveries of its customers portfolios for every acting region, taking into consideration the dynamics of the markets and the instruments hired to reduce credit exposures, such as: letters of credit, insurances and guarantees. In addition to the analysis of the consolidated portfolios, specific clients with different credit risks were treated separately.

Based on the studies, expected losses indexes were calculated for each portfolio and aging class. The indexes were applied to the accounts receivable balances and generated the amounts of expected credit losses. The Company monitors the indexes, customers and portfolios constantly, recognizing the respective changes into the impairment loss on trade and other receivables account.

The adoption of the new standard has impacted the Company’s equity as per below:

Retained Earnings	Impact of IFRS 9 adoption
Increase in expected credit losses with trade accounts receivable	12.6
Increase in expected credit losses with notes receivable	6.5
Increase in expected credit losses with financial investments	1.4
Deferred taxes	(6.0)
Impact on 01.01.18	14.5

Transition

Changes in accounting policies resulting from the adoption of IFRS 9 were applied retrospectively, except as described below:

·	The Company took advantage of the exemption allowing it not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes. Differences in carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were recognized in retained earnings at January 01, 2018; and

·	The new hedge accounting requirements were applied prospectively.

3.8.	Adjustment to present value: the Company measures the adjustment to present value of outstanding balances of non-current trade accounts receivable, trade payables and other non-current liabilities, being recorded in reducing accounts of the respective line items against financial result. The Company adopts the weighted average of the cost of funding to determine the adjustment to present value to those assets and liabilities, which corresponds to annual rate of 11.40% on December 2018 (12.70% p.a. on December 31, 2017).

3.9.	Trade accounts receivables and other receivables: are recorded at the invoiced amount and adjusted to present value, when applicable, net of expected credit losses.

The Company adopts procedures and analysis to establish credit limits and substantially does not require collateral from customers. In the event of default, collection attempts are made, which include direct contact with customers and collection through third parties. Should these efforts prove unsuccessful, court measures are considered and the notes are reclassified to non-current assets at the same time an allowance is recognized. The notes are written-off from the allowance when management considers that they are not recoverable after taking all appropriate measures to collect them.

3.10.	Inventories: are evaluated at average acquisition or formation cost, not exceeding their net realizable value. The cost of finished products includes raw materials, labor, cost of production, transport and storage, which are related to all process needed to make the products ready for sale. Provisions for obsolescence, adjustments to net realizable value, impaired items and slow-moving inventories are recorded when necessary. Usual production losses are recorded and are an integral part of the production cost of the respective month, whereas abnormal losses, if any, are recorded directly as cost of sales.

3.11.	Biological assets: The consumables and production biological assets (live animals) and the forest are measured at their fair value, being applied the cost approach technique to live animals and market approach to the forest. In the determination of the live animal’s fair value, all the inherent losses to the production process were considered.

3.12.	Assets held for sale and discontinued operations: Such assets are measured at carrying amount or fair value less costs to sell, whichever is lower, and are not depreciated or amortized. Such items are only classified under this account when the sale is highly probable and they are available for immediate sale under their current conditions. In 2018, it was necessary to recognize impairment losses for these assets (note 12).

The statement of income (loss) and cash flows from discontinued operations are presented separately from those of continued operations of the Company.

The comparative periods are reclassified in the case of the statement of income (loss) for the year and cash flows, however the statement of financial position remains as presented in the past.

3.13.	Property, plant and equipment: stated at the cost of acquisition or construction, less accumulated depreciation and impairment losses, when applicable. The borrowing costs are capitalized as a component of construction in progress, considering the weighted average interest rate of the Company’s debt at the capitalization date.

Depreciation is recognized based on the estimated economic useful life of each asset on a straight-line basis. The estimated useful life, residual values and depreciation methods are annually reviewed and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.

The Company annually performs an analysis of impairment indicators of property, plant and equipment. The recoverability of these assets was tested for impairment in 2018, and no adjustments were identified. The realization of the test involved the adoption of assumptions and judgments, as disclosed in note 18. An impairment for loss for property, plant and equipment, is only recognized if the related cash-generating unit is devalued. Such condition is also applied if the asset’s recoverable amount is less than its carrying amount. The recoverable amount of asset or cash-generating unit is the greater of its value in use and its fair value less cost to sell.

Gains and losses on disposals of property, plant and equipment items are calculated by comparing the proceeds of the disposals with their net book values and recognized in the statement of income (loss) at the disposal date.

3.14.	Intangible assets: Intangible assets acquired are measured at cost at the time they are initially recognized. The cost of intangible assets acquired in a business combination corresponds to the fair value at the acquisition date. After initial recognition, intangible assets are presented at cost less accumulated amortization and impairment losses, when applicable. Internally-generated intangible assets, excluding development costs, are not capitalized but recognized in the statement of income as incurred.

The useful life of intangible assets is assessed as finite or indefinite.

Intangible assets with a finite life are amortized over the economic useful life and reviewed for impairment whenever there is an indication that their carrying values may be impaired. The amortization period and method for an intangible asset with a finite useful life are reviewed at least at the end of each fiscal year. The amortization of intangible assets with a finite useful life is recognized in the statement of income as an expense related to its use and consistently with the economic useful life of the intangible asset.

Intangible assets with an indefinite useful life are not amortized, but are tested annually for impairment on an individual basis or at the cash generating unit level. The Company records goodwill and trademarks as intangibles assets with indefinite useful life.

Goodwill recoverability was tested for fiscal year 2018 and no impairment loss was identified. Such test involved the adoption of assumptions and judgments, disclosed in note 18.

3.15.	Income taxes: in Brazil, are comprised of corporate income tax (“IRPJ”) and social contribution tax (“CSLL”), which are calculated monthly on taxable income, at the rate of 15% plus 10% surtax for IRPJ, and of 9% for CSLL, considering the offset of tax loss carryforwards, up to the limit of 30% of annual taxable income.

The income from foreign subsidiaries is subject to taxation pursuant to the local tax rates and legislation. In Brazil, these incomes are taxed according to the Law 12.973/14, respecting the tax treaty signed by each country with Brazil in order to avoid double taxation.

Deferred taxes are recorded on IRPJ and CSLL tax losses, and on temporary differences between the tax basis and the carrying amount on assets and liabilities and classified as non-current assets. When the Company’s analysis indicates that the realization of these credits is not probable, the asset is derecognized. In 2018, the need to derecognise part of the Company's deferred tax assets was identified, as demonstrated in note 13.3.

Deferred tax assets and liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and they relate to income taxes levied by the same tax authority on the same taxable entity. In the consolidated financial statements, the Company’s tax assets and liabilities can be offset against the tax assets and liabilities of the subsidiaries if, and only if, these entities have a legally enforceable right to make or receive a single net payment and intend to make or receive this net payment, or recover the assets and settle the liabilities simultaneously. Therefore, for presentation purposes, the balances of tax assets and tax liabilities are being disclosed separately.

Deferred tax assets and liabilities must be measured by enacted or substantially enacted rates that are expected to be applicable for the period when the assets are realized and liabilities settled.

3.16.	Accounts payable and trade accounts payable: are initially recognized at fair value plus any accrued charges, monetary and exchange variations incurred through the financial position date.

3.17.	Provision for tax, civil and labor risks and contingent liabilities: are established when the Company has a present obligation, formalized or not, as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and its amount can be reliably estimated.

The Company is part of various lawsuits, including, tax, labor and civil claims, mainly in Brazil. The assessment of the likelihood of an unfavorable outcome in these lawsuits includes the analysis of the available evidence, the hierarchy of the laws, available prior court decisions, as well as the most recent court decisions and their importance to the Brazilian legal system, as well as the opinion of external legal counsel. The provisions are reviewed and adjusted to reflect changes in the circumstances, such as the applicable statute of limitation, conclusions of tax inspections or additional exposures identified based on new claims or court decisions.

A contingent liabilities of business combinations are recognized if they arise from a present obligation that arose from past events and if their fair value can be measured reliably and subsequently are measured at the higher of:

·	the amount that would be recognized in accordance with the accounting policy for the provisions above; or

·	the amount initially recognized less, where appropriate, of recognized revenue in accordance with the policy of recognizing revenue from customer contracts.

As a result of the business combinations with Sadia, the Company recognized contingent liabilities related to tax.

3.18.	Leases: lease transactions in which the risks and rewards of ownership are substantially transferred to the Company are classified as finance leases. When there is no significant transfer of the risks and rewards of ownership, lease transactions are classified as operating leases.

Finance lease agreements are recognized in property, plant and equipment and in liabilities at the lower of the present value of the minimum future payments of the agreement and the fair value of the asset, including, when applicable, the initial direct costs incurred in the transaction. The amounts recorded in property, plant and equipment are depreciated and the underlying interest is recorded in the statement of income in accordance with the terms of the lease agreement.

Operating lease agreements are recognized as straight-line expenses throughout the lease terms.

Gains or losses arising from sale-leaseback transactions classified after the sale of the assets as operating leases are recognized as follows:

- Immediately in profit or loss when the transaction was measured at fair value;

- If the transaction price is established below or above the fair value, the profit or loss is recognized immediately in profit or loss, unless the result is offset by future lease payments below market value.

On January 01, 2019, IFRS 16 is effective, whose impacts are described in note 37.

3.19.	Share based payments: the Company provides share based payments and restricted stock for its executives, which are settled with Company shares. The Company adopts the provisions of IFRS 02, recognizing as an expense, on a straight-line basis, the fair value of the options/shares granted, over the length of service required by the plan, with a corresponding entry to equity. The accumulated expense recognized reflects the acquired vesting period and the Company's best estimate of the number of shares to be acquired.

The expense or income arising from the movement during the year is recognized in the statement of income according to the function performed by the beneficiary. Expense is reversed/trued up in case of failure to satisfy a service vesting condition (forfeiture).

The effect of outstanding options is reflected as additional dilution in the calculation of diluted earnings per share.

3.20.	Pension and other post-employment plans: the Company sponsors three supplementary defined benefit and defined contribution plans, as well as other post-employment benefits, for which, an actuarial appraisal is annually prepared by an independent actuary and are reviewed by management. The cost of defined benefits is established separately for each plan using the projected unit credit method.

The measurements comprise the actuarial gains and losses, the effect of a limit on contributions and returns on plan assets, are recognized in the statement of financial position with a contra entry in other comprehensive income when incurred. These measurements are not reclassified to statement of income (loss) in subsequent periods.

The Company recognizes the net defined benefit asset, when:

·	controls a resource and has the ability to use the surplus to generate future benefits;

·	the control is a result of past events; and

·	the future economic benefits are available to the Company in the form of a reduction in future contributions or a cash refund, either directly to the Company or indirectly to another deficitary plan. The asset ceiling is the present value of those future benefits.

The past service cost is recognized in the statement of income at the earliest of the following dates:

·	when the plan amendment or curtailment occurs, or

·	when the Company recognizes related restructuring costs.

The past service cost and net interest on net defined benefit liability or asset are recognized in the statement of income (loss).

3.21.	Earnings (Losses) per share: basic earnings (losses) per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company by the weighted average number of ordinary shares during the year. Diluted earnings (losses) per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company by the weighted average number of ordinary shares during the year, plus the weighted average number of ordinary shares that would be issued when converting all dilutive potential ordinary shares.

3.22.	Employee and management bonuses: employees are entitled to bonus based on certain targets agreed upon on an annual basis, whereas for directors is based on the provisions of the bylaws, proposed by the Board of Directors and approved by the shareholders. The corresponding expense is recognized in the statement of income for the period in which the targets are attained.

3.23.	Financial income and expenses: include interest income on financial assets, dividend income (except for dividends received from equity investees), gains on disposal of available for sale financial assets, exchange rate variation on assets (situations in which there is a devaluation of the national currency against the currency of the asset in question), changes in fair value of financial assets measured at fair value through profit or loss, adjustment to present value (trade accounts receivable, notes receivable, short-term debt and trade accounts payable), gains and losses on hedging instruments that are recognized in income, interest on loans and financing and monetary variation on contingencies and tax credits. Interest income is recognized in earnings through the effective interest method.

3.24.	Grants and government assistance: government subsidies are recognized at fair value when there is reasonable assurance that the conditions established are met and related benefits will be received. The amounts recorded in the statement of income when excluded from the income tax and social contribution calculation basis are transferred in shareholders’ equity, as a reserve of tax incentives, unless there are accumulated losses.

3.25.	Transactions and balances in foreign currency: the transactions in foreign currency are translated into the functional currency of the company using the exchange rates at the transaction date. Balances of monetary items denominated in foreign currency are translated using the exchange rates in effect at the statement of financial position date or settlement, being that gains or losses on exchange rate variation are recognized in the financial result.

The exchange rates in Brazilian Reais effective at the statement of financial position dates were as follows:

Exchange rate at the balance sheet date	12.31.18	12.31.17
Thailand Bath (THB)	0.1198	0.1015
Kwait Dinar (KWD)	12.7755	10.9791
United Arab Emirates Dirham (AED)	1.0550	0.9006
Singapore Dollar (SGD)	2.8464	2.4753
U.S. Dollar (US$ or USD)	3.8748	3.3080
Vietnamese Dong (VND)	0.0002	0.0002
Hong Kong dollar (HKD)	0.4948	0.4233
Euro (€ or EUR)	4.4390	3.9693
Forint Hungary (HUF)	0.0138	0.0128
Yen (JPY)	0.0353	0.0294
Romanian leu (RON)	0.9527	0.8511
Pound Sterling (£ or GBP)	4.9617	4.4714
Turkish Lira (TRY)	0.7331	0.8752
Argentinian Peso ($ or ARS)	0.1029	0.1755
Chilean Peso (CLP)	0.0056	0.0054
Uruguayan Peso (UYU)	0.1199	0.1149
South African Rand (ZAR)	0.2699	0.2690
Renminbi Yuan China (CNY)	0.5636	0.5087
Saudi Riyal (SAR)	1.0330	0.8821
Qatar Riyal (QAR)	1.0643	0.9088
Omani Riyal (OMR)	10.0696	8.6011
Ringgit Malaysia (MYR)	0.9382	0.8180
Ruble Russia (RUB)	0.0556	0.0574
Won South Korea (KRW)	0.0035	0.0031

Average rates	12.31.18	12.31.17
Thailand Bath (THB)	0.1130	0.0942
Kwait Dinar (KWD)	12.1043	10.5318
United Arab Emirates Dirham (AED)	0.9950	0.8692
Singapore Dollar (SGD)	2.7071	2.3130
U.S. Dollar (US$ or USD)	3.6545	3.1920
Vietnamese Dong (VND)	0.0002	0.0001
Hong Kong dollar (HKD)	0.4663	0.4096
Euro (€ or EUR)	4.3092	3.6071
Forint Hungary (HUF)	0.0135	0.0117
Yen (JPY)	0.0331	0.0285
Romanian leu (RON)	0.9265	0.7896
Pound Sterling (£ or GBP)	4.8701	4.1150
Turkish Lira (TRY)	0.7696	0.8759
Argentinian Peso ($ or ARS)	0.1369	0.1934
Chilean Peso (CLP)	0.0057	0.0049
Uruguayan Peso (UYU)	0.1190	0.1115
South African Rand (ZAR)	0.2764	0.2401
Renminbi Yuan China (CNY)	0.5521	0.4726
Saudi Riyal (SAR)	0.9744	0.8512
Qatar Riyal (QAR)	1.0039	0.8727
Omani Riyal (OMR)	9.4947	8.2978
Ringgit Malaysia (MYR)	0.9053	0.7435
Ruble Russia (RUB)	0.0582	0.0548
Won South Korea (KRW)	0.0033	0.0028

3.26.     Accounting judgments, estimates and assumptions: as mentioned in note 2, in the process of applying the Company’s accounting policies, management made the following judgments which have a material impact on the amounts recognized in the consolidated financial statements:

Main judgments:

-       control, significant influence and consolidation (note 1.1);

-       share-based payment transactions (note 24);

-       definition of the moment when ownership is transferred in recognizing revenue.

Main estimates:

-       fair value of financial instruments (note 4);

-       impairment of non-financial assets (note 5 and 18);

-       expected credit losses (note 8);

-       net realizable value provision for inventories (note 9);

-       fair value of biological assets (note 10);

-       loss on the reduction of recoverable value of taxes (note 11 and 13);

-       fair value of assets held for sale (note 12);

-       useful lives of property, plant and equipment and intangible (note 17 and 18);

-       pension and post-employment plans (note 25); and

-       provision for tax, civil and labor risks (note 26);

The Company reviews the estimates and underlying assumptions used in its accounting estimates on a quarterly basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised.

3.27.     IFRS 15 – Revenue from contracts with customers: as of January 01, 2018, the Company adopted the IFRS 15, whose content was assessed, and it was concluded that the measurement and recognition of revenue did not change substantially.

The Company´s revenue comprises the value of the consideration received or to be received for the sale of products, net of corresponding taxes, returns and applicable discounts.

Revenues are recognized in an accrual basis when the sales value is reliably measurable, the Company no longer has control over the goods sold, or any involvement related to the ownership, and is probable that economic benefits will be received by the Company.

The Company´s sales can be done either at sight payments or term payments, which are discounted to present value in order to recognize the financial component (note 3.8). The average days outstanding is 31 days.

3.28.     IAS 29 - Hyperinflationary economies: On June 14, 2018, the National Institute of Statistics and Census of Argentina (“INDEC”), disclosed the wholesale price index data for May 2018, which has been consistently published in Argentina and used as a basis for monitoring the inflation in the country. Considering the data published it can be observed that the accumulated inflation in the last 3 years exceeded 100%, and supported by other qualitative analysis, the Company could conclude that as of July 01, 2018, Argentina was considered a country with hyperinflationary economy.

As a result, the Company has adopted the IAS 29 - Financial Reporting in Hyperinflationary Economies.

Non-monetary items and income statement balances were restated to reflect the terms of the measuring unit current at the end of the reporting exercise. The balances were calculated by applying the changes on the index from the initial recognition date to the reporting date.

As the hyperinflation concepts are applicable only to the subsidiaries located in Argentina, and the Parent company is not on a country with hyperinflationary economy, the Company has made an accounting policy election to record the results of the hyperinflation in other comprehensive income (loss) as of January 01, 2018 and not restate prior periods. The impacts of the changes on net monetary position from the initial recognition date until December 31, 2017 were recorded against Equity, generating a positive impact of R$130.2, while the changes on the monetary position for the year ended December 31, 2018 were recorded against the result of discontinued operations.

The translation of the balances of a hyperinflationary economy to the reporting currency were based on the closing rate of the reporting period for both statement of financial position and statement of income (loss) balances.

The impact caused by the adoption of the abovementioned standard on the Company´s net result was a gain of R$370.0 recorded in discontinued operations.

The Company used the General Consumer Price Index (“IPC”) for the calculation of hyperinflation effects on the balances from January 01, 2017 until current period. For the hyperinflation effects from prior periods until December 31, 2016 the Company used the National Wholesale Price Index (“IPIM”), as until December 2016 the IPC wasn´t published in a consistent basis to assure the reliability of the index. Both indexes were obtained from INDEC.

The inflation rates used in 2017 and 2018 are described in the table below:

Period	Accumulated inflation rates
2016	34.60%
2017	24.80%
2018	48.01%

3.29.     Comparability of the statement of income and cash flows: In 2018, for a better presentation of expenses by function, the Company reclassified expenses with employee benefits plan, share-based payment, labor contingencies (public civil lawsuit) and certain discontinued production lines.

For the purposes of comparability with the previous year, the Company reclassified the amount of R$500.1 during the year ended December 31, 2017 from other operating income (expenses), net, to (i) cost of sales in the amount of R$484.1 (ii) selling expenses in the amount of R$13.4 and (iii) administrative expenses in the amount of R$2.6 mainly impacted by the cancellation of shares granted. The amount related to discontinued operations in R$2.8, reclassified from other operation income (expenses) to costs of sales. In 2016, the Company reclassified the amount of R$190.5 from other operating income (expenses), net, to (i) cost of sales in the amount of R$168.7 (ii) selling expenses in the amount of R$17.1 and (iii) administrative expenses in the amount of R$4.7.

For the cash flow, the Company reclassified the expenses with finance lease previously classified as operating activities to financing activities in the amount of R$149.9.